Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Statements [Line Items]
Summary of Net Debt Position
The Group’s net debt position is set out below:

All figures in £ millions	2025	2024

Cash and cash equivalents	333	543

Overdrafts	–	–

Derivative financial instruments	13	(7)

Revolving Credit Facilities	(297)	–

Bonds	(706)	(955)

Investment in finance lease receivable	66	83

Lease liabilities	(478)	(517)

Net debt	(1,069)	(853)

Summary of Sensitivity of The Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates
As at 31 December 2025, the sensitivity of the carrying value of the Group’s financial instruments to fluctuations in interest rates and exchange rates is as follows:

					2025

All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling

Investments in listed and unlisted securities	125	–	–	(8)	10

Other receivable	16	–	–	(1)	2

Cash and cash equivalents	333	–	–	(23)	27

Derivative financial instruments	13	2	(2)	41	(56)

Bonds	(706)	–	–	–	–

Other borrowings	(775)	–	–	16	(19)

Investment in finance lease receivable	66	–	–	(6)	7

Deferred and contingent consideration	(17)	–	–	2	(2)

Other net financial assets	465	–	–	(36)	45

Total	(480)	2	(2)	(15)	14

					2024

All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling

Investments in unlisted securities	141	–	–	(10)	12

Other receivable	12	–	–	(1)	1

Cash and cash equivalents	543	–	–	(32)	40

Derivative financial instruments	(7)	4	(4)	22	(24)

Bonds	(955)	–	–	23	(28)

Other borrowings	(517)	–	–	19	(23)

Investment in finance lease receivable	83	–	–	(8)	9

Deferred and contingent consideration	(22)	–	–	2	(2)

Other net financial assets	412	–	–	(32)	40

Total	(310)	4	(4)	(17)	25

Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency

		Analysed by maturity				Analysed by currency

All figures in £ millions	Greater than one month and less than one year	Later than one year but less than five years	Five years or more	Total	USD	GBP	Other	Total

At 31 December 2025

Bonds	32	478	425	935	–	935	–	935

Rate derivatives – inflows	(11)	(39)	(32)	(82)	–	(82)	–	(82)

Rate derivatives – outflows	9	32	26	67	–	67	–	67

FX forwards – inflows	(326)	–	–	(326)	–	(326)	–	(326)

FX forwards – outflows	324	–	–	324	324	–	–	324

Total	28	471	419	918	324	594	–	918

At 31 December 2024

Bonds 1	250	–	705	955	–	705	250	955

Rate derivatives – inflows	(394)	(3)	(17)	(414)	(2)	(163)	(249)	(414)

Rate derivatives – outflows	408	1	3	412	176	235	1	412

FX forwards – inflows	(1,034)	–	–	(1,034)	–	(1,034)	–	(1,034)

FX forwards – outflows	1,049	–	–	1,049	1,049	–	–	1,049

Total	279	(2)	691	968	1,223	(257)	2	968

1.
The 2024 figures for bonds have been given on a discounted basis for the year ended 31 December 2025. If the same methodology had been applied for the year ended 31 December 2024, the total value of the bonds would be £1,219m, of which £284m is greater than one month and less than one year, £128m later than one year but less than five years, and £807m greater than five years. The currency split is sterling £967m and Euro £252m.